Management Report - Segment Results of Operations (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Segment Results of Operations [Line Items]
Net revenues	€ 6,203	€ 6,590	€ 12,554	€ 13,567
Provision for credit losses	161	95	301	183
Noninterest expenses [Abstract]
Compensation and benefits	2,813	3,050	5,679	6,052
General and administrative expenses	3,089	2,552	6,159	6,008
Impairment of goodwill and other intangible assets	1,035	0	1,035	0
Restructuring activities	50	182	33	181
Total noninterest expenses	6,987	5,784	12,906	12,241
Noncontrolling interests	0	0	0	0
Profit (loss) before tax	(946)	711	(654)	1,143
Corporate & Investment Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	2,942	3,578	6,270	7,424
Provision for credit losses	72	11	95	8
Noninterest expenses [Abstract]
Compensation and benefits	890	1,054	1,852	2,114
General and administrative expenses	2,343	1,858	4,766	4,426
Impairment of goodwill and other intangible assets	491	0	491	0
Restructuring activities	36	160	43	174
Total noninterest expenses	3,759	3,071	7,151	6,714
Noncontrolling interests	18	21	19	24
Profit (loss) before tax	(907)	475	(995)	678
Private & Commercial Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	2,486	2,542	4,999	5,182
Provision for credit losses	87	86	204	174
Noninterest expenses [Abstract]
Compensation and benefits	973	1,003	1,946	1,982
General and administrative expenses	1,136	1,181	2,297	2,445
Impairment of goodwill and other intangible assets	545	0	545	0
Restructuring activities	(13)	11	(39)	(7)
Total noninterest expenses	2,640	2,194	4,749	4,421
Noncontrolling interests	0	0	0	0
Profit (loss) before tax	(241)	262	46	586
Asset Management [Member]
Segment Results of Operations [Line Items]
Net revenues	593	561	1,118	1,106
Provision for credit losses	0	(1)	0	0
Noninterest expenses [Abstract]
Compensation and benefits	228	194	427	389
General and administrative expenses	217	240	413	516
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	27	7	29	9
Total noninterest expenses	471	441	869	914
Noncontrolling interests	33	26	64	26
Profit (loss) before tax	89	93	185	165
Corporate and Other [Member]
Segment Results of Operations [Line Items]
Net revenues	182	(91)	166	(144)
Provision for credit losses	2	(2)	2	0
Noninterest expenses [Abstract]
Compensation and benefits	723	800	1,453	1,566
General and administrative expenses	(606)	(727)	(1,316)	(1,379)
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	0	5	0	5
Total noninterest expenses	117	77	137	192
Noncontrolling interests	(51)	(48)	(82)	(51)
Profit (loss) before tax	€ 113	€ (119)	€ 109	€ (286)